                    GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

                         Genworth Financial Contra Fund

                                SUPPLEMENT TO THE
                                   PROSPECTUS
                             DATED JANUARY 28, 2008

                The date of this Supplement is September 11, 2008

     1.  Throughout the  Prospectus,  all references to the "Genworth  Financial
Asset Management,  Inc." are replaced with references to the "Genworth Financial
Wealth  Management,  Inc.,"  and all  references  to "GFAM"  are  replaced  with references to "GFWM."

    Please retain this Supplement with your Prospectus for future reference.

                    GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

                         Genworth Financial Contra Fund

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2008

                The date of this Supplement is September 11, 2008

     1.  Throughout the Statement of Additional  Information,  all references to the "Genworth Financial Asset Management,  Inc." are replaced with references to the "Genworth  Financial Wealth Management,  Inc.," and all references to "GFAM"
are replaced with references to "GFWM."

     2. The table in the section  entitled  "Management of the Fund" on pages 17 to 18 of the Statement of Additional information that describes the trustees and executive  officers  of the  Fund  is  hereby  deleted  and  replaced  with  the following:

                                                              Term of
 Name, Address,      Position(s) Held      Office* and       Principal           Number of           Other
 and Age                 with Fund          Length of       Occupation(s)       Investment       Directorships
                                           TimeServed       During Past 5      Companies in     Held by Trustee
                                                                Years          Fund Complex
                                                                                Overseen by
                                                                                 Trustee
____________________________________________________________________________________________________________________________________

 Non-Interested
 Trustees:

 John A. Fibiger     Trustee                Since 2004     Retired;                  1          Trustee,
 Genworth                                                  Director,                            Genworth
 Financial Asset                                           Transamerica                         Variable
 Management Funds                                          Life Companies,                      Insurance
 ("GFWM")                                                  1997 to 2002;                        Trust;
 16501 Ventura                                             Chairman,                            Director,
 Blvd., Ste. 201                                           Transamerica                         Fidelity Life
 Encino, CA 91436                                          Life Companies,                      Association;
 Age: 75                                                   1995 to 1997.                        Director,
                                                                                                Members Mutual
                                                                                                Holding Co.;
                                                                                                Member of Board
                                                                                                of Advisers,
                                                                                                The Menninger
                                                                                                Foundation;
                                                                                                Life Trustee,
                                                                                                Museum of
                                                                                                Science,
                                                                                                Boston,
                                                                                                Massachusetts.

 Dwight M. Jaffe     Trustee                Since 2004     Willis H. Booth           1          Co-Chairman,
 GFWM                                                      Professorship                        Fisher Center
 16501 Ventura                                             of Banking and                       for Real Estate
 Blvd., Ste. 201                                           Finance II,                          & Urban
 Encino, CA 91436                                          Walter A. Haas                       Economics,
 Age: 64                                                   School of                            University of
                                                           Business                             California,
                                                           University of                        Berkeley;
                                                           California,                          Member,
                                                           Berkeley, 1998                       Academic
                                                           to present.                          Advisory Board,
                                                                                                Fitch Ratings.

 Douglas A. Paul     Trustee                Since 2004     Independent               1          Independent
 GFWM                                                      Consultant,                          Director,
 16501 Ventura                                             2002 to                              Capital Bank
 Blvd., Ste. 201                                           present;                             and Trust
 Encino, CA 91436                                          Partner,                             Company, a
 Age: 60                                                   Kirkpatrick &                        federal savings
                                                           Lockhart LLP,                        bank affiliated
                                                           2000 to 2002                         with The
                                                           (law firm);                          Capital Group
                                                           Director of                          Companies, Inc.
                                                           Compliance,
                                                           Associate
                                                           General
                                                           Counsel, Vice
                                                           President,
                                                           American
                                                           Century
                                                           Investments,
                                                           1995 to 2000
                                                           (Investment
                                                           Advisory Firm);
                                                           General
                                                           Counsel,
                                                           Director of
                                                           Compliance,
                                                           Vice President,
                                                           Secretary, The
                                                           Benham  Group,
                                                           1988 to 1995;
                                                           Corporate Counsel
                                                           /Compliance Officer,
                                                           The Benham Group,
                                                           1982 to  1988.

 Interested Trustee:

 Gurinder S.         President              Since 2004     Co-Chairman,             1           Chairman and
 Ahluwalia**         Chairman               Since 2005     Genworth                             Trustee,
 GFWM                                                      Financial                            Genworth
 2300 Contra Costa                                         Wealth                               Variable
 Blvd. Suite 600                                           Management,                          Insurance
 Pleasant Hill, CA                                         Inc., 2008 to                        Trust;
 94523                                                     present; Vice                        Director,
 Age: 42                                                   Chairman,                            Centurion
                                                           AssetMark                            Capital Group
                                                           Investment                           Inc., Centurion
                                                           Services, Inc.,                      Financial
                                                           2006 to 2008;                        Advisers Inc.,
                                                           President and                        Genworth
                                                           Chairman,                            Financial Trust
                                                           Genworth                             Company,
                                                           Financial Asset                      AssetMark
                                                           Management,                          Investment
                                                           Inc., 2004 to                        Services, Inc.
                                                           2008; Senior
                                                           Vice President,
                                                           GE Financial
                                                           Assurance, 2002
                                                           to 2004; Chief
                                                           Risk Officer,
                                                           GE Edison Life
                                                           in Japan, 2000
                                                           to 2002.

*    Each Trustee and Officer serves until his or her  respective  successor has been duly elected and qualified.

**   Mr.  Ahluwalia  is a trustee who is an  "interested  person" of the Fund as defined in the 1940 Act  because  Mr.  Ahluwalia  is an officer of GFWM and certain of its affiliates.

 Name, Address, and Age                                                                           Principal
                                           Position(s) Held       Length of Time Served           Occupation(s)
                                             with Fund                                              During
                                                                                                   Past 5
                                                                                                    Years
____________________________________________________________________________________________________________________________________

 Executive Officers:

 Gurinder S. Ahluwalia**                   President                   Since 2004               See
 GFWM                                      Chairman                    Since 2005               biography
 2300 Contra Costa Blvd. Suite 600                                                              on
 Pleasant Hill, CA 94523                                                                        previous
 Age: 42                                                                                        page.

 Carrie E. Hansen, CPA                     Chief                       Since 2007               President,
 GFWM                                      Compliance                                           AssetMark
 2300 Contra Costa Blvd. Suite 600         Officer                                              Funds,
 Pleasant Hill, CA 94523                                                                        2008 to
 Age: 37                                                                                        present;
                                                                                                Senior
                                                                                                Vice
                                                                                                President,
                                                                                                Chief
                                                                                                Operating
                                                                                                Officer
                                                                                                and Chief
                                                                                                Compliance
                                                                                                Officer,
                                                                                                Genworth
                                                                                                Financial
                                                                                                Wealth
                                                                                                Management,
                                                                                                Inc., 2007
                                                                                                to
                                                                                                present;
                                                                                                Senior
                                                                                                Vice
                                                                                                President
                                                                                                and
                                                                                                Managing
                                                                                                Director,
                                                                                                AssetMark
                                                                                                Funds,
                                                                                                2007 to
                                                                                                present;
                                                                                                Senior
                                                                                                Vice
                                                                                                President
                                                                                                and
                                                                                                CFO/CCO,
                                                                                                AssetMark
                                                                                                Investment
                                                                                                Services,
                                                                                                Inc., 2004
                                                                                                to 2007;
                                                                                                Vice
                                                                                                President
                                                                                                and
                                                                                                CFO/Director
                                                                                                of
                                                                                                Operations,
                                                                                                AssetMark
                                                                                                Investment
                                                                                                Services
                                                                                                Inc., 2000
                                                                                                to 2004.

 Danell J. Doty                                                       Since 2008                Director
 GFWM                                      Treasurer                                            of Fund
 2300 Contra Costa Blvd. Suite 600                                                              Administration,
 Pleasant Hill, CA 94523                                                                        Genworth
 Age: 45                                                                                        Financial
                                                                                                Wealth
                                                                                                Management,
                                                                                                Inc., 2008
                                                                                                to
                                                                                                present;
                                                                                                Consultant,
                                                                                                Barclays
                                                                                                Global
                                                                                                Investors,
                                                                                                2007 to
                                                                                                2008; Fund
                                                                                                Chief
                                                                                                Compliance
                                                                                                Officer,
                                                                                                Barclays
                                                                                                Global
                                                                                                Investors,
                                                                                                2004 to
                                                                                                2007; Head
                                                                                                of Mutual
                                                                                                Fund
                                                                                                Administration,
                                                                                                Barclays
                                                                                                Global
                                                                                                Investors,
                                                                                                1999 to
                                                                                                2004.

 Regina M. Fink                            Secretary                  Since 2004                Vice
 GFWM                                      and                                                  President,
 16501 Ventura Blvd., Ste. 201             Vice                                                 Senior
 Encino, CA 91436                          President                                            Counsel and
 Age: 52                                                                                        Secretary,
                                                                                                Genworth
                                                                                                Financial
                                                                                                Wealth
                                                                                                Management,
                                                                                                Inc., 2008
                                                                                                to present;
                                                                                                Vice
                                                                                                President,
                                                                                                Sr. Counsel
                                                                                                and
                                                                                                Secretary,
                                                                                                GFAM, 2002
                                                                                                to 2008.

**   Mr.  Ahluwalia  is a trustee who is an  "interested  person" of the Fund as defined in the 1940 Act  because  Mr.  Ahluwalia  is an officer of GFWM and certain of its affiliates.

  Please retain this Supplement with your Statement of Additional Information for future reference.